STOCK-BASED COMPENSATION - Option outstanding (Details)	6 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	109,520
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	29,520
Outstanding Options, Average Remaining Contractual life (Years)	1 year 2 months 27 days
Exercisable Options, Average Exercise Price | $ / shares	$ 14.80
Exercisable Options, Number (in shares)	29,520
Exercisable Options, Average Remaining Contractual life (years)	1 year 2 months 27 days
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Number (in shares)	80,000
Outstanding Options, Average Remaining Contractual life (Years)	4 years 1 month 2 days
Exercisable Options, Average Exercise Price | $ / shares	$ 8.25
Exercisable Options, Number (in shares)	80,000
Exercisable Options, Average Remaining Contractual life (years)	4 years 1 month 2 days
Reflective Of One For Five Reverse Stock Split, Stock Options [Member] | Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 14.80
Reflective Of One For Five Reverse Stock Split, Stock Options [Member] | Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Options, Average Exercise Price | $ / shares	$ 8.25